Consolidated Statements of Operations and Other Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
General and administrative	$ 2,503,856	$ 1,594,124
Total operating expenses	2,503,856	1,594,124
OPERATING LOSS	(2,503,856)	(1,594,124)
Other income (expenses)
Interest expense	(414,673)	(815,273)
Other income	169,655
Total other expense	(245,018)	(815,273)
NET LOSS BEFORE PROVISION FOR INCOME TAXES	(2,748,874)	(2,409,397)
Provision for income taxes
Net loss	(2,748,874)	(2,409,397)
Less: loss attributable to the noncontrolling interest	630,262	402,839
Net loss attributable to Ehave, Inc. stockholders	(2,118,612)	(2,006,558)
Other comprehensive loss
Foreign exchange translation adjustment	48,886	(15,267)
Total other comprehensive loss	48,886	(15,267)
Comprehensive loss	$ (2,699,988)	$ (2,424,664)
NET LOSS PER SHARE ATTRIBUTABLE TO EHAVE, INC. STOCKHOLDERS
Basic	$ (0.006)	$ (0.006)
Diluted	$ (0.006)	$ (0.006)
WEIGHTED AVERAGE SHARES OUTSTANDING:
Diluted	359,571,047.00	359,383,733
Basic		359,383,733